April 30, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares International Country Rotation Active ETF | CORO | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares International Country Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Denmark — 0.7%
Novo Nordisk A/S, ADR, NVS(a)	692	$45,984
Netherlands — 0.6%
ASML Holding NV(b)	54	36,076
Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	693	115,515
Total Common Stocks — 3.2% (Cost: $209,785)		197,575
Investment Companies(c)
Exchange Traded Funds — 4.2%
iShares MSCI India ETF	4,970	266,243
International Equity — 92.3%
iShares MSCI Australia ETF	9,685	238,929
iShares MSCI Austria ETF	1,451	38,263
iShares MSCI Belgium ETF	1,137	24,002
iShares MSCI Brazil ETF(a)	3,869	104,618
iShares MSCI Canada ETF	11,792	500,570
iShares MSCI Chile ETF	232	7,222
iShares MSCI China ETF	9,770	504,718
iShares MSCI Denmark ETF	525	56,180
iShares MSCI Finland ETF	725	28,008
iShares MSCI France ETF	10,644	436,830
iShares MSCI Germany ETF	10,414	411,249
iShares MSCI Hong Kong ETF	2,415	42,311
iShares MSCI Indonesia ETF	1,022	17,691
iShares MSCI Israel ETF	629	49,292
iShares MSCI Italy ETF	2,613	115,521
iShares MSCI Japan ETF	12,969	926,376
iShares MSCI Malaysia ETF	709	17,137
iShares MSCI Mexico ETF	944	53,780
iShares MSCI Netherlands ETF	3,908	190,906
iShares MSCI New Zealand ETF	302	12,868
iShares MSCI Norway ETF	1,326	33,892
iShares MSCI Peru and Global Exposure ETF	214	9,487
iShares MSCI Philippines ETF	1,223	32,886
iShares MSCI Poland ETF	1,053	31,042
Security	Shares	Value
International Equity (continued)
iShares MSCI Singapore ETF	4,054	$98,634
iShares MSCI South Africa ETF	1,407	69,675
iShares MSCI South Korea ETF	2,971	166,940
iShares MSCI Spain ETF	4,626	187,816
iShares MSCI Sweden ETF	3,220	140,521
iShares MSCI Switzerland ETF	7,625	410,682
iShares MSCI Taiwan ETF	4,178	198,371
iShares MSCI Thailand ETF	322	17,652
iShares MSCI Turkey ETF	315	9,661
iShares MSCI United Kingdom ETF	15,309	583,273
		5,767,003
Total Investment Companies — 96.5% (Cost: $5,720,696)		6,033,246
Total Long-Term Investments — 99.7% (Cost: $5,930,481)		6,230,821
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)	94,911	94,949
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(e)	10,000	10,000
Total Short-Term Securities — 1.7% (Cost: $104,948)		104,949
Total Investments — 101.4% (Cost: $6,035,429)		6,335,770
Liabilities in Excess of Other Assets — (1.4)%		(86,737)
Net Assets — 100.0%		$6,249,033

(a)	All or a portion of this security is on loan.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliate of the Fund.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/03/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$95,132 (b)	$—	$(184)	$1	$94,949	94,911	$333 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000 (b)	—	—	—	10,000	10,000	222	—
iShares Core S&P 500 ETF(d)	—	161,554	(150,498)	(11,056)	—	—	—	561	—
iShares MSCI Australia ETF	—	321,839	(67,278)	(8,171)	(7,461)	238,929	9,685	4,661	—
iShares MSCI Austria ETF	—	55,874	(22,887)	(75)	5,351	38,263	1,451	826	—
iShares MSCI Belgium ETF	—	42,494	(20,626)	(210)	2,344	24,002	1,137	361	—
iShares MSCI Brazil ETF	—	113,562	(15,690)	(1,078)	7,824	104,618	3,869	4,032	—
iShares MSCI Canada ETF	—	513,695	(9,820)	(875)	(2,430)	500,570	11,792	6,010	—

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares International Country Rotation Active ETF

Affiliates (continued)
Affiliated Issuer	Value at 12/03/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
iShares MSCI Chile ETF	$—	$13,542	$(7,652)	$60	$1,272	$7,222	232	$20	$—
iShares MSCI China ETF	—	511,565	(53,046)	4,756	41,443	504,718	9,770	8,784	—
iShares MSCI Denmark ETF	—	150,899	(86,862)	(3,516)	(4,341)	56,180	525	363	—
iShares MSCI Finland ETF	—	32,982	(8,389)	(120)	3,535	28,008	725	322	—
iShares MSCI France ETF	—	398,052	(8,258)	(303)	47,339	436,830	10,644	2,817	—
iShares MSCI Germany ETF	—	346,750	(4,944)	(240)	69,683	411,249	10,414	—	—
iShares MSCI Hong Kong ETF	—	57,878	(16,224)	136	521	42,311	2,415	1,083	—
iShares MSCI India ETF	—	364,667	(83,677)	(9,482)	(5,265)	266,243	4,970	2,341	—
iShares MSCI Indonesia ETF	—	39,619	(19,680)	509	(2,757)	17,691	1,022	304	—
iShares MSCI Israel ETF	—	72,944	(25,649)	319	1,678	49,292	629	383	—
iShares MSCI Italy ETF	—	119,156	(22,156)	(592)	19,113	115,521	2,613	1,790	—
iShares MSCI Japan ETF	—	1,005,718	(83,928)	(2,156)	6,742	926,376	12,969	12,431	—
iShares MSCI Malaysia ETF	—	19,164	(1,549)	(126)	(352)	17,137	709	350	—
iShares MSCI Mexico ETF	—	57,573	(9,665)	(122)	5,994	53,780	944	1,037	—
iShares MSCI Netherlands ETF	—	262,234	(82,985)	339	11,318	190,906	3,908	1,786	—
iShares MSCI New Zealand ETF	—	31,504	(16,727)	(1,043)	(866)	12,868	302	268	—
iShares MSCI Norway ETF	—	52,549	(19,248)	(1,083)	1,675	33,893	1,326	846	—
iShares MSCI Peru and Global Exposure ETF	—	42,451	(32,945)	(305)	286	9,487	214	482	—
iShares MSCI Philippines ETF	—	63,803	(31,954)	(295)	1,332	32,886	1,223	196	—
iShares MSCI Poland ETF	—	32,805	(7,444)	(669)	6,350	31,042	1,053	1,017	—
iShares MSCI Singapore ETF	—	120,853	(26,569)	(911)	5,261	98,634	4,054	2,413	—
iShares MSCI South Africa ETF	—	110,448	(42,689)	(1,460)	3,376	69,675	1,407	4,476	—
iShares MSCI South Korea ETF	—	216,887	(49,813)	(3,493)	3,359	166,940	2,971	3,127	2,083
iShares MSCI Spain ETF	—	188,419	(28,312)	(1,772)	29,481	187,816	4,626	3,151	—
iShares MSCI Sweden ETF	—	169,836	(46,398)	2,860	14,223	140,521	3,220	—	—
iShares MSCI Switzerland ETF	—	381,114	(9,229)	(635)	39,432	410,682	7,625	—	—
iShares MSCI Taiwan ETF	—	435,923	(197,784)	(11,197)	(28,571)	198,371	4,178	11,377	—
iShares MSCI Thailand ETF	—	25,616	(5,055)	20	(2,929)	17,652	322	228	—
iShares MSCI Turkey ETF	—	61,171	(44,818)	(4,795)	(1,897)	9,661	315	34	—
iShares MSCI United Kingdom ETF	—	606,413	(64,617)	990	40,487	583,273	15,309	9,819	—
				$(55,975)	$312,551	$6,138,196		$88,251	$2,083

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares International Country Rotation Active ETF

Fair Value Hierarchy as of Period End (continued)
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$197,575	$—	$—	$197,575
Investment Companies	6,033,246	—	—	6,033,246
Short-Term Securities
Money Market Funds	104,949	—	—	104,949
	$6,335,770	$—	$—	$6,335,770

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares